Intangible Assets, Net - Schedule of Intangible Assets, Net (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 1,807,309	$ 232,670	$ 1,917,492
Less: accumulated amortization	(1,132,532)	(145,800)	(1,047,660)
Intangible assets, net	674,777	86,870	869,832
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	1,016,908	130,915	1,098,205
Patent [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 790,401	$ 101,755	$ 819,287